                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                OCTOBER 6, 1999



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 1999. To get a free copy of the VAD prospectus, write or call us at the above address.



                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      The Year 2000 Issue . . . . . . . . . . . . . . . . . . . . .  4
      Financial Statements . . . . . . . . . . . . . . . . . . . . . 5











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAD's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAD as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ with respect to contracts issued by VAD, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                             ONESCO                    ONEQ
                            Aggregate                Aggregate              Retained
       Year                Commissions              Commissions            Commissions
       ----                -----------              -----------            -----------

       1998                    None                  $195,038                  None
       1997                  $93,634                   91,301                  None
       1996                   74,326                    None                   None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 3.84%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                P(1 + T)(n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:


                                    One            Five           Ten               From         Inception
                                    Year           Years          Years           Inception         Date
                                    ----           -----          -----           ---------         ----

Equity                              4.31%          12.01%         11.16%            9.40%         10-06-69
Money Market                        3.98%           3.71%          3.96%            5.77%         03-20-80
Bond                                3.81%           4.98%          6.71%            7.04%         11-02-82
Omni                                3.14%          10.26%         10.01%           10.02%         09-10-84
International                       2.50%           6.59%          N/A              9.85%         04-30-93
Capital Appreciation                4.50%           N/A            N/A             12.01%         05-01-94
Small Cap                           9.10%           N/A            N/A             17.66%         05-01-94
International Small Company         2.15%           N/A            N/A              8.15%         03-31-95
Aggressive Growth                   6.40%           N/A            N/A             10.93%         03-31-95
Core Growth                         7.37%           N/A            N/A              1.31%         01-03-97
Growth & Income                     5.66%           N/A            N/A             19.38%         01-03-97
S&P 500 Index                      28.27%           N/A            N/A             29.22%         01-03-97
Social Awareness                  (23.44%)          N/A            N/A             (2.61%)        01-03-97

THE YEAR 2000 ISSUE


We believe we have succeeded in remedying the "Year 2000" problem for all mission critical computer systems and applications. Conversion testing and implementation for legacy systems were completed by December 31, 1998, and Year 2000 compliant group annuity processing system conversions were installed and testing completed on September 5, 1999. Peripheral personal computer systems have also been up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors are independently testing those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be compliant. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.

OHIO NATIONAL VARIABLE ACCOUNT D
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth and Growth & Income subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account D as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT D                               December 31, 1998
 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                           MONEY
                                                            EQUITY         MARKET          BOND           OMNI        INTERNATIONAL
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ----------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note 2)..........  $1,864,321      $563,684       $217,454      $2,355,241      $1,445,197
                                                          ==========      ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,864,321      $563,684       $217,454      $2,355,241      $1,445,197
                                                          ==========      ========       ========      ==========      ==========

                                                            CAPITAL
                                                          APPRECIATION     SMALL CAP
                                                           SUBACCOUNT      SUBACCOUNT
                                                          ------------     ----------
Assets -- Investments at market value (note 2)..........   $1,148,127      $1,606,190
                                                           ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,148,127      $1,606,190
                                                           ==========      ==========

                                                            GLOBAL       AGGRESSIVE        CORE         GROWTH &         S&P 500
                                                          CONTRARIAN       GROWTH         GROWTH         INCOME           INDEX
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ----------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note 2)..........  $  173,090      $565,815       $244,125      $1,023,291      $1,871,487
                                                          ==========      ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $  173,090      $565,815       $244,125      $1,023,291      $1,871,487
                                                          ==========      ========       ========      ==========      ==========

                                                             SOCIAL
                                                           AWARENESS
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........   $  195,235
                                                           ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $  195,235
                                                           ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                  EQUITY                     MONEY MARKET                    BOND
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                         -------------------------      -----------------------      ---------------------
                                            1998           1997           1998          1997           1998         1997
                                         ----------     ----------      --------     ----------      --------     --------
Investment activity:
  Reinvested dividends.................  $   20,366     $   15,244      $ 26,037     $   19,238      $ 12,413     $  8,473
  Risk & administrative expense (note
     4)................................     (20,791)       (11,440)       (6,677)        (4,929)       (2,586)      (1,366)
                                         ----------     ----------      --------     ----------      --------     --------
       Net investment activity.........        (425)         3,804        19,360         14,309         9,827        7,107
                                         ----------     ----------      --------     ----------      --------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........      34,593         60,605             0              0             0            0
     Realized gain (loss)..............      15,938         11,539        (1,054)        (3,324)          311          162
     Unrealized gain (loss)............       3,874         38,939             0              0        (3,138)         712
                                         ----------     ----------      --------     ----------      --------     --------
       Net gain (loss) on
          investments..................      54,405        111,083        (1,054)        (3,324)       (2,827)         874
                                         ----------     ----------      --------     ----------      --------     --------
          Net increase (decrease) in
            contract owners' equity
            from operations............      53,980        114,887        18,306         10,985         7,000        7,981
                                         ----------     ----------      --------     ----------      --------     --------
Equity transactions:
  Sales:
     Contract purchase payments........     807,963        686,822       575,213        911,058       101,397      100,723
     Transfers from fixed & other
       subaccounts.....................      85,873         66,178       192,800        282,983         1,115        8,105
                                         ----------     ----------      --------     ----------      --------     --------
                                            893,836        753,000       768,013      1,194,041       102,512      108,828
                                         ----------     ----------      --------     ----------      --------     --------
  Redemptions:
     Withdrawals & surrenders..........     115,547         74,998       212,582        210,267        35,684       15,998
     Transfers to fixed & other
       subaccounts.....................     212,493         12,441       372,530        717,920         7,692       24,168
                                         ----------     ----------      --------     ----------      --------     --------
                                            328,040         87,439       585,112        928,187        43,376       40,166
                                         ----------     ----------      --------     ----------      --------     --------
       Net equity transactions.........     565,796        665,561       182,901        265,854        59,136       68,662
                                         ----------     ----------      --------     ----------      --------     --------
          Net change in contract
            owners' equity.............     619,776        780,448       201,207        276,839        66,136       76,643
Contract owners' equity:
  Beginning of period..................   1,244,545        464,097       362,477         85,638       151,318       74,675
                                         ----------     ----------      --------     ----------      --------     --------
  End of period........................  $1,864,321     $1,244,545      $563,684     $  362,477      $217,454     $151,318
                                         ==========     ==========      ========     ==========      ========     ========

                                                   OMNI
                                                SUBACCOUNT
                                         -------------------------
                                            1998           1997
                                         ----------     ----------
Investment activity:
  Reinvested dividends.................  $   57,327     $   36,504
  Risk & administrative expense (note
     4)................................     (27,258)       (15,439)
                                         ----------     ----------
       Net investment activity.........      30,069         21,065
                                         ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........         298         67,271
     Realized gain (loss)..............      19,855         30,835
     Unrealized gain (loss)............      (8,832)        52,694
                                         ----------     ----------
       Net gain (loss) on
          investments..................      11,321        150,800
                                         ----------     ----------
          Net increase (decrease) in
            contract owners' equity
            from operations............      41,390        171,865
                                         ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments........     911,422        856,949
     Transfers from fixed & other
       subaccounts.....................     221,738        152,282
                                         ----------     ----------
                                          1,133,160      1,009,231
                                         ----------     ----------
  Redemptions:
     Withdrawals & surrenders..........     201,705         96,739
     Transfers to fixed & other
       subaccounts.....................     151,763        154,745
                                         ----------     ----------
                                            353,468        251,484
                                         ----------     ----------
       Net equity transactions.........     779,692        757,747
                                         ----------     ----------
          Net change in contract
            owners' equity.............     821,082        929,612
Contract owners' equity:
  Beginning of period..................   1,534,159        604,547
                                         ----------     ----------
  End of period........................  $2,355,241     $1,534,159
                                         ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                               INTERNATIONAL             CAPITAL APPRECIATION                SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                         -------------------------      -----------------------      -------------------------
                                            1998           1997            1998         1997            1998           1997
                                         ----------     ----------      ----------   ----------      ----------     ----------
Investment activity:
  Reinvested dividends.................  $   48,742     $   67,512      $   25,755   $   35,184      $        0     $        0
  Risk & administrative expense (note
     4)................................     (17,616)       (13,848)        (13,635)     (14,046)        (16,965)       (13,285)
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net investment activity.........      31,126         53,664          12,120       21,138         (16,965)       (13,285)
                                         ----------     ----------      ----------   ----------      ----------     ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........      59,572        102,621          87,510       61,862              19         53,817
     Realized gain (loss)..............     (38,354)         9,059          54,817       25,674          36,021         13,237
     Unrealized gain (loss)............     (28,547)      (185,689)       (113,854)      32,527         113,125         30,649
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net gain (loss) on
          investments..................      (7,329)       (74,009)         28,473      120,063         149,165         97,703
                                         ----------     ----------      ----------   ----------      ----------     ----------
          Net increase (decrease) in
            contract owners' equity
            from operations............      23,797        (20,345)         40,593      141,201         132,200         84,418
                                         ----------     ----------      ----------   ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments........     516,650        765,825         438,636      467,154         520,139        613,236
     Transfers from fixed & other
       subaccounts.....................      42,661        135,835          61,105       91,434         125,570        133,886
                                         ----------     ----------      ----------   ----------      ----------     ----------
                                            559,311        901,660         499,741      558,588         645,709        747,122
                                         ----------     ----------      ----------   ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders..........     217,519         42,798         427,626       91,386         249,787         70,853
     Transfers to fixed & other
       subaccounts.....................     213,697         84,799         153,543      138,784         183,891         86,257
                                         ----------     ----------      ----------   ----------      ----------     ----------
                                            431,216        127,597         581,169      230,170         433,678        157,110
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net equity transactions.........     128,095        774,063         (81,428)     328,418         212,031        590,012
                                         ----------     ----------      ----------   ----------      ----------     ----------
          Net change in contract
            owners' equity.............     151,892        753,718         (40,835)     469,619         344,231        674,430
Contract owners' equity:
  Beginning of period..................   1,293,305        539,587       1,188,962      719,343       1,261,959        587,529
                                         ----------     ----------      ----------   ----------      ----------     ----------
  End of period........................  $1,445,197     $1,293,305      $1,148,127   $1,188,962      $1,606,190     $1,261,959
                                         ==========     ==========      ==========   ==========      ==========     ==========

                                           GLOBAL CONTRARIAN
                                              SUBACCOUNT
                                         ---------------------
                                           1998         1997
                                         --------     --------
Investment activity:
  Reinvested dividends.................  $  4,936     $  8,679
  Risk & administrative expense (note
     4)................................    (2,288)      (2,735)
                                         --------     --------
       Net investment activity.........     2,648        5,944
                                         --------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains..........    15,176       12,007
     Realized gain (loss)..............     7,718        4,350
     Unrealized gain (loss)............   (22,408)      (2,263)
                                         --------     --------
       Net gain (loss) on
          investments..................       486       14,094
                                         --------     --------
          Net increase (decrease) in
            contract owners' equity
            from operations............     3,134       20,038
                                         --------     --------
Equity transactions:
  Sales:
     Contract purchase payments........    78,986       73,928
     Transfers from fixed & other
       subaccounts.....................    11,878          870
                                         --------     --------
                                           90,864       74,798
                                         --------     --------
  Redemptions:
     Withdrawals & surrenders..........    91,429       17,583
     Transfers to fixed & other
       subaccounts.....................    49,705       16,720
                                         --------     --------
                                          141,134       34,303
                                         --------     --------
       Net equity transactions.........   (50,270)      40,495
                                         --------     --------
          Net change in contract
            owners' equity.............   (47,136)      60,533
Contract owners' equity:
  Beginning of period..................   220,226      159,693
                                         --------     --------
  End of period........................  $173,090     $220,226
                                         ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                        AGGRESSIVE GROWTH         CORE GROWTH           GROWTH & INCOME           S&P 500 INDEX
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                       -------------------    -------------------    ---------------------    ---------------------
                                         1998       1997        1998     1997(a)        1998      1997(a)        1998      1997(a)
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
Investment activity:
  Reinvested dividends...............  $      0   $  1,780    $      0   $     10    $    7,249   $    653    $   30,596   $  9,332
  Risk & administrative expense (note
     4)..............................    (5,490)    (2,833)     (2,463)      (744)       (8,371)      (743)      (14,658)    (1,785)
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
       Net investment activity.......    (5,490)    (1,053)     (2,463)      (734)       (1,122)       (90)       15,938      7,547
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........    37,859      1,010           0          0             0      7,767        79,531     26,189
     Realized gain (loss)............     5,664      2,301         781     (3,615)        7,362      4,769        19,295        321
     Unrealized gain (loss)..........    (5,886)    21,214      13,366      4,899        17,420      2,964       165,421    (14,677)
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
       Net gain (loss) on
          investments................    37,637     24,525      14,147      1,284        24,782     15,500       264,247     11,833
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
          Net increase (decrease) in
            contract owners' equity
            from operations..........    32,147     23,472      11,684        550        23,660     15,410       280,185     19,380
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
Equity transactions:
  Sales:
     Contract purchase payments......   278,126    186,195     108,763    106,989       548,376     88,729       786,354    216,016
     Transfers from fixed & other
       subaccounts...................    26,304      5,128      16,912     12,112       372,867     59,138       568,582    118,615
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
                                        304,430    191,323     125,675    119,101       921,243    147,867     1,354,936    334,631
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
  Redemptions:
     Withdrawals & surrenders........    49,483     24,275       9,025        295         6,157         31        45,959      1,206
     Transfers to fixed & other
       subaccounts...................    22,332     13,352       3,108        457        71,895      6,806        67,408      3,072
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
                                         71,815     37,627      12,133        752        78,052      6,837       113,367      4,278
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
       Net equity transactions.......   232,615    153,696     113,542    118,349       843,191    141,030     1,241,569    330,353
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
          Net change in contract
            owners' equity...........   264,762    177,168     125,226    118,899       866,851    156,440     1,521,754    349,733
Contract owners' equity:
  Beginning of period................   301,053    123,885     118,899          0       156,440          0       349,733          0
                                       --------   --------    --------   --------    ----------   --------    ----------   --------
  End of period......................  $565,815   $301,053    $244,125   $118,899    $1,023,291   $156,440    $1,871,487   $349,733
                                       ========   ========    ========   ========    ==========   ========    ==========   ========

                                        SOCIAL AWARENESS
                                           SUBACCOUNT
                                       ------------------
                                         1998     1997(a)
                                       --------   -------
Investment activity:
  Reinvested dividends...............  $    853   $   180
  Risk & administrative expense (note
     4)..............................    (1,776)     (341)
                                       --------   -------
       Net investment activity.......      (923)     (161)
                                       --------   -------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains........         0     3,716
     Realized gain (loss)............    (8,311)     (179)
     Unrealized gain (loss)..........   (47,570)    3,299
                                       --------   -------
       Net gain (loss) on
          investments................   (55,881)    6,836
                                       --------   -------
          Net increase (decrease) in
            contract owners' equity
            from operations..........   (56,804)    6,675
                                       --------   -------
Equity transactions:
  Sales:
     Contract purchase payments......   149,225    36,230
     Transfers from fixed & other
       subaccounts...................    80,532     4,450
                                       --------   -------
                                        229,757    40,680
                                       --------   -------
  Redemptions:
     Withdrawals & surrenders........     5,103     3,889
     Transfers to fixed & other
       subaccounts...................    16,081         0
                                       --------   -------
                                         21,184     3,889
                                       --------   -------
       Net equity transactions.......   208,573    36,791
                                       --------   -------
          Net change in contract
            owners' equity...........   151,769    43,466
Contract owners' equity:
  Beginning of period................    43,466         0
                                       --------   -------
  End of period......................  $195,235   $43,466
                                       ========   =======

---------------

(a) Period from January 3, 1997, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc. (The Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $1,771,661     $563,684      $219,190     $2,268,415      $1,622,947     $1,149,920    $1,371,134
Number of Shares.............      51,339       56,368        20,600        109,873         112,432         88,892        77,601

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $  184,967     $556,906      $225,860     $1,002,908    $1,720,743    $  239,506
Number of Shares................      16,098       50,750        23,166         75,071       131,480        22,188

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
EQUITY SUBACCOUNT...........................................     107,617.5199         17.323587       $1,864,321
MONEY MARKET SUBACCOUNT.....................................      48,566.7619         11.606378       $  563,684
BOND SUBACCOUNT.............................................      16,939.5751         12.837064       $  217,454
OMNI SUBACCOUNT.............................................     146,331.4408         16.095248       $2,355,241
INTERNATIONAL SUBACCOUNT....................................     110,065.6083         13.130325       $1,445,197
CAPITAL APPRECIATION SUBACCOUNT.............................      72,570.8769         15.820771       $1,148,127
SMALL CAP SUBACCOUNT........................................      91,751.2884         17.505914       $1,606,190
GLOBAL CONTRARIAN SUBACCOUNT................................      12,899.6147         13.418205       $  173,090
AGGRESSIVE GROWTH SUBACCOUNT................................      38,333.1283         14.760465       $  565,815
CORE GROWTH SUBACCOUNT......................................      23,776.2457         10.267604       $  244,125
GROWTH & INCOME SUBACCOUNT..................................      71,864.3575         14.239205       $1,023,291

OHIO NATIONAL VARIABLE ACCOUNT D

                                                              ACCUMULATION UNITS    VALUE PER UNIT      VALUE
                                                              ------------------    --------------    ----------
S&P 500 INDEX SUBACCOUNT....................................     112,231.6855         16.675212       $1,871,487
SOCIAL AWARENESS SUBACCOUNT.................................      20,571.7106          9.490457       $  195,235

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each valuation period, equal to 0.35% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.